Schedule of financial settlement and cancellation (Details) R$ in Millions	12 Months Ended
Dec. 31, 2021 BRL (R$)
IfrsStatementLineItems [Line Items]
Principal Amount	R$ 500
Premium to the market price + Tender	81
Accrued interests	8
589
IOF (‘financial operations tax’) levied on premium	1
Income tax on premium	14
Income tax on accrued interests	1
Financial settlement income tax on accrued interests	16
Total of payments	605
Partial disposal of hedge
NDF positive adjustment (*)
Total	605
Brazil, Brazil Real
IfrsStatementLineItems [Line Items]
Principal Amount	2,569
Premium to the market price + Tender	417
Accrued interests	40
3,026
IOF (‘financial operations tax’) levied on premium	2
Income tax on premium	73
Income tax on accrued interests	7
Financial settlement income tax on accrued interests	82
Total of payments	3,108
Partial disposal of hedge	(774)
NDF positive adjustment (*)	(24)
Total	R$ 2,310